INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
Schedule of intangible assets

	Weighted Average		Accumulated
December 31, 2013	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	13.2%	825	241	584
Natural gas supply opportunities	3.7%	311	65	246
Power purchase agreements	4.0%	87	7	80
Transportation agreements	3.7%	53	15	38
Other	4.0%	64	8	56
		1,340	336	1,004

	Weighted Average		Accumulated
December 31, 2012	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.9%	622	180	442
Natural gas supply opportunities	3.8%	291	50	241
Power purchase agreements	4.7%	85	4	81
Transportation agreements	2.9%	50	13	37
Other	5.6%	20	4	16
		1,068	251	817